Segment reporting	6 Months Ended
Jun. 30, 2023
Disclosure Of Operating Segments [Line Items]
Disclosure Of Entitys Reportable Segments Explanatory
Note 3

Segment reporting

Reconciliation of segment assets to UBS Group total assets – As at 30 June 2023 and as at 31 December 2022
USD m
30.6.23 31.12.22
UBS business divisions and Group Functions (IFRS) 1,142,419 1,104,364
Global Wealth Management 375,118 388,530
Personal & Corporate Banking 241,539 235,226
Asset Management 19,083 17,348
Investment Bank 363,004 391,320
Group Functions 143,676 71,940
Credit Suisse business divisions and Corporate Center (US GAAP)

1
544,367
Wealth Management 106,729
Swiss Bank 211,218
Asset Management 1,716
Investment Bank 96,575
Capital Release Unit 74,843
Corporate Center 53,286
Reconciliation from US GAAP to IFRS for Credit Suisse business divisions and Corporate Center
56,125
of which: conversion from US GAAP to IFRS for derivative netting 69,705 of which: IFRS 3 PPA fair value adjustments on financial assets measured at amortized cost

2
(8,428)
of which: IFRS 3 PPA adjustments to other assets

2
1,972
UBS vs Credit Suisse eliminations (64,132)
UBS Group total assets (IFRS) 1,678,780 1,104,364
1 Represents

the Credit

Suisse business

division as

of 30

June 2023

as presented

to the

Chief Operating

Decision Maker

(the UBS

Group Executive

Board).

2 Refer

to Note

2 for

more information

about the
components of the IFRS 3 purchase price allocation adjustments.
As

of

30 June

2023,

the

Credit

Suisse

business

divisions

represented

separate

reportable

segments

in

the

UBS
Group, which are managed and reported on a pre-tax basis. Credit Suisse’s business is organized globally into five reporting segments

(Wealth Management

(Credit Suisse),

Swiss Bank

(Credit Suisse),

Asset Management

(Credit
Suisse),

the Investment

Bank

(Credit

Suisse) and

the Capital

Release Unit

(Credit

Suisse))

and

Corporate Center
(Credit

Suisse).

Beginning

with

the

third

quarter

of

2023,

we

will

report

five

business

divisions,

Global

Wealth
Management, Personal & Corporate Banking,

Asset Management,

the Investment Bank and Non-core and

Legacy,
and we will separately report Group Items.
›
Refer to the “Consolidated financial statements” section of the Annual Report 2022 for more information about
UBS’s business divisions and Group Functions
The information provided

for the Credit

Suisse business divisions

and Corporate Center

in the

tables below is

on
the

basis

of

US

generally accepted

accounting

principles

(US

GAAP)

as

of

or

for

the

one-month

period

ended
30 June

2023.

When

acquisition

accounting

was

performed

under

IFRS

3,
Business

Combinations
,

upon

the
acquisition of the Credit Suisse Group by UBS, certain effects resulted in a consequential impact for the US GAAP
reporting of

Credit Suisse.

For the

purpose of

the segment

reporting below,

the US

GAAP information

for the

Credit
Suisse business

divisions and

Corporate Center

has been

adjusted to

remove effects

that overlap

with amounts
already

accounted

for

as

part

of

the

acquisition,

e.g.,

aligning

fair

value

methodologies,

changes

in

litigation
provisions, software and goodwill impairment. A

reconciliation from US GAAP to

international financial reporting
standards (IFRS) for the Credit Suisse business

divisions and Corporate Center has been provided

within this note.
Information for the UBS business divisions

and Group Functions is provided on

an IFRS basis.
Income statement

Reconciliation of aggregated segment results for UBS and Credit Suisse to UBS Group result – for the six month period ended 30 June 2023
USD m
UBS business divisions

and Group Functions

(IFRS)
Credit Suisse business
divisions

and Corporate Center

(US GAAP,

adjusted)
1
Reconciliation from

US GAAP to IFRS for

Credit Suisse business
divisions

and Corporate Center
Negative goodwill from
the acquisition of Credit
Suisse (IFRS) UBS Group (IFRS)
For the six months ended 30 June 2023
Total revenues 17,128 743 413 18,284
Negative goodwill 28,925 28,925
Credit loss expense / (release) 54 101 623 778
Operating expenses 14,055 1,807 (166) 15,696
Operating profit / (loss) before tax 3,019 (1,165) (44) 28,925 30,735
Tax expense / (benefit) 820
Net profit / (loss) 29,915
1 Represents the Credit Suisse

business division result for

June 2023 as presented

to the Chief Operating

Decision Maker (the

UBS Group Executive Board).

The US GAAP information

for the Credit Suisse

business
divisions and Corporate Center has been adjusted to remove effects that overlap with amounts already accounted for as part of the acquisition, e.g., aligning fair value methodologies, changes in litigation provisions, software and goodwill impairment.

UBS business divisions and Group Functions (IFRS) – For the six month period ended 30 June 2023
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank Group Functions Total
For the six months ended 30 June 2023
Total revenues 9,528 2,681 1,001 4,241 (323) 17,128
Credit loss expense / (release) 20 26 0 8 0 54
Operating expenses 7,182 1,376 818 3,618 1,062 14,055
Operating profit / (loss) before tax 2,325 1,279 184 615 (1,385) 3,019
Tax expense / (benefit) 807
Net profit / (loss) 2,212

Credit Suisse business divisions and Corporate Center (US GAAP,

adjusted) – For the month ended 30 June 2023
1
USD m
Wealth
Management Swiss Bank
Asset

Management
Investment
Bank
Capital Release
Unit
Corporate
Center
Total
For the month ended 30 June 2023
Total revenues 323 339 91 102 28 (140) 743
Credit loss expense / (release) 7 67 2 (3) 28 0 101
Operating expenses 427 264 103 715 198 100 1,807
Operating profit / (loss) before tax (111) 8 (14) (610) (198) (240) (1,165)
1 Represents the Credit Suisse

business division result for

June 2023 as presented

to the Chief Operating

Decision Maker (the

UBS Group Executive Board).

The US GAAP information

for the Credit Suisse

business
divisions and Corporate Center has been adjusted to remove effects that overlap with amounts already accounted for as part of the acquisition, e.g., aligning fair value methodologies, changes in litigation provisions, software and goodwill impairment.

Breakdown of reconciling items from US GAAP to IFRS for Credit Suisse business divisions and Corporate Center – For the month ended 30 June 2023
USD m
Conversion from
US GAAP to IFRS
(excluding PPA
accretion)
of which: ECL
adjustment
of which: Share-

based
compensation

of which:
other
Accretion of
Purchase Price
Allocation (PPA)
adjustments Total
For the month ended 30 June 2023
Total revenues 44 44 369 413
Credit loss expense / (release) 623 623 0 623
Operating expenses (166) (130) (36) 0 (166)
Operating profit / (loss) before tax (413) (623) 130 80 369 (44)

Reconciliation from segment results to UBS Group result – For the six month period ended 30 June 2022
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management Investment Bank Group Functions UBS
For the six months ended 30 June 2022
1
Total revenues 9,581 2,144 1,950 5,003 (379) 18,299
Credit loss expense / (release) (10) 57 0 (24) 2 25
Operating expenses 7,124 1,246 817 3,688 54 12,929
Operating profit / (loss) before tax 2,467 841 1,133 1,339 (436) 5,344
Tax expense / (benefit) 1,082
Net profit / (loss) 4,262
1 Refer to “Note 2 Segment reporting” in the “Consolidated financial statements” section of the Annual Report 2022 for more information about the Group's reporting segments.
Total assets